Segment information - Schedule of Inter-Segment Eliminations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 325,451	$ 49,650
Cost of Sales	(173,486)	(12,252)
Gain (loss) on foreign exchange	243,447	(60,475)
General and administrative expenses	(7,310,770)	(8,724,089)
Depreciation and amortization	(698,660)	(835,514)
Interest income	413,909	1,361,638
Fair value gain (loss) on embedded derivatives	14,145,000	(356,000)
Interest expense	(4,879,843)	(2,364,345)
Income (loss) for the period	2,065,048	(10,941,387)
Segment assets	148,558,647		$ 156,653,472
Segment liabilities	45,967,705		57,326,472
Inter-Segment eliminations
Disclosure of operating segments [line items]
Revenue	(2,951,217)	(3,346,209)
Cost of Sales	2,386,271	193,369
Gain (loss) on foreign exchange	0	0
General and administrative expenses	1,040,290	3,113,598
Depreciation and amortization	0	0
Interest income	(2,383,209)	(536,644)
Fair value gain (loss) on embedded derivatives	0	0
Interest expense	0	0
Income (loss) for the period	(1,907,865)	(575,886)
Segment assets	(238,582,976)		(66,914,097)
Segment liabilities	(83,144,960)		(69,351,882)
Intellectual Property
Disclosure of operating segments [line items]
Segment assets	109,648,078		7,185,012
Intellectual Property | Operating segments
Disclosure of operating segments [line items]
Revenue	651,939	471,278
Cost of Sales	(173,486)	(205,621)
Gain (loss) on foreign exchange	534,966	(151,973)
General and administrative expenses	(1,901,367)	(2,998,981)
Depreciation and amortization	(668,655)	(662,740)
Interest income	2,407,452	832,426
Fair value gain (loss) on embedded derivatives	0	0
Interest expense	(11,655)	(14,211)
Income (loss) for the period	839,194	(2,729,822)
Segment liabilities	1,363,865		3,792,443
Metals Extraction
Disclosure of operating segments [line items]
Segment assets	135,680,916		123,400,083
Metals Extraction | Operating segments
Disclosure of operating segments [line items]
Revenue	0	0
Cost of Sales	0	0
Gain (loss) on foreign exchange	(284,430)	100,316
General and administrative expenses	(1,396,500)	(858,172)
Depreciation and amortization	(11,383)	(129,454)
Interest income	10	407
Fair value gain (loss) on embedded derivatives	0	0
Interest expense	(13,448)	(174,351)
Income (loss) for the period	(1,705,751)	(1,061,254)
Segment liabilities	78,496,727		64,496,247
Corporate
Disclosure of operating segments [line items]
Segment assets	141,812,629		92,982,474
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenue	2,624,729	2,924,581
Cost of Sales	(2,386,271)	0
Gain (loss) on foreign exchange	(7,089)	(8,818)
General and administrative expenses	(5,053,193)	(7,980,534)
Depreciation and amortization	(18,622)	(43,320)
Interest income	389,656	1,065,449
Fair value gain (loss) on embedded derivatives	14,145,000	(356,000)
Interest expense	(4,854,740)	(2,175,783)
Income (loss) for the period	4,839,470	$ (6,574,425)
Segment liabilities	$ 49,252,073		$ 58,389,664